Share capital - Schedule of fair value assumptions of warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of warrants [Line Items]
Weighted average share price of warrants			$ 32.16
Expected dividend yield of warrants granted	0.00%	0.00%	0.00%
Expected life of warrants		5 years
Expected volatility of warrants granted	120.00%	117.00%	100.00%
Bottom of range
Disclosure of warrants [Line Items]
Weighted average share price of warrants	$ 2.00	$ 2.58
Exercise price of warrants granted	$ 1.53	$ 3.46	$ 2.61
Risk free interest rate of warrants granted	0.43%	0.32%	1.41%
Expected life of warrants	1 year 2 months 8 days		1 year 4 months 20 days
Expected volatility of warrants granted	88.00%	118.00%
Top of range
Disclosure of warrants [Line Items]
Weighted average share price of warrants	$ 2.04	$ 4.00
Exercise price of warrants granted	$ 2.50	$ 5.80	$ 26.73
Risk free interest rate of warrants granted	0.46%	0.36%	1.52%
Expected life of warrants	2 years		6 years 6 months 18 days
Expected volatility of warrants granted	129.00%	121.00%